Long-term deposit (Tables)	9 Months Ended
Sep. 30, 2022
Long-term deposit
Schedule of long term deposit

	September 30, 2022	December 31, 2021
Security deposit	$1,161,000	$1,161,000
Deposit for facility construction and equipment	186,392	—
	$1,347,392	$1,161,000